Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

Earnings per share consist of the following for the year ended March 31, 2024 and March 31, 2023:

	March 31, 2024	March 31, 2023
	($US)	($US)
(Loss)/Profit for the year available to common shareholders	$653,174	$(1,635,837)
Weighted average number of common shares	967,510	613,481
Par value	$0.01	$0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$0.68	$(2.67)
Diluted earnings/(loss) per common share	$0.68	$(2.67)